Balance Sheet Components (Tables)	12 Months Ended
Jan. 31, 2018
Statement of Financial Position [Abstract]
Components of Current Other Assets and Liabilities on Our Consolidated Balance Sheets

Components of current other assets and liabilities on our consolidated balance sheets are as follows:

	January 31
(in thousands)	2017	2018
Prepaid expenses and other current assets
Prepaid expenses	$13,753	$16,062
Other current assets	6,038	7,287

Total prepaid expenses and other current assets	$19,791	$23,349

Other current liabilities
Refund liability	$5,350	$5,019
Other current liabilities	4,364	6,555

	$9,714	$11,574